Concentration Risk Concentration Risk (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
The following table summarizes the percentage of total revenue earned from Federated's asset classes over the last three years:

	2012	2011	2010
Money market assets	47%	46%	50%
Equity assets	31%	33%	31%
Fixed-income assets	21%	20%	18%

Voluntary Fee Waivers [Table Text Block]
The impact of such fee waivers on various components of Federated's Consolidated Statements of Income was as follows for the years ended December 31:

in millions	2012	2011	2010
Revenue	$(291.0)	$(320.7)	$(241.6)
Less: Reduction in Distribution expense	218.5	232.3	186.6
Operating income	(72.5)	(88.4)	(55.0)
Less: Reduction in Noncontrolling interest	1.3	6.5	1.0
Pre-tax impact	$(71.2)	$(81.9)	$(54.0)